ORGANIZATION AND PRINCIPAL ACTIVITIES - Major subsidiaries (Details)	Dec. 31, 2025
Chagee Holdings Singapore
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of beneficial ownership	100.00%
Chagee Investment
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of beneficial ownership	100.00%
Beijing Chagee
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of beneficial ownership	100.00%
Sichuan Chagee Enterprise Management Co. Ltd
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of beneficial ownership	100.00%
Sichuan Chayudao Enterprise Management Co. Ltd
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of beneficial ownership	100.00%
Chagee (Shanghai) Brand Management Co., Ltd.
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of beneficial ownership	100.00%
Chagee (Shanghai) Information Technology Co., Ltd.
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of beneficial ownership	100.00%